Goodwill, Deferred Leasing Costs and Other Intangibles - Remaining Terms of Acquired Leases (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Above-market lease values	$ 3,643	$ 1,925	$ 6,862	$ 15,319	$ (2,045)
Below-market lease values	4,888	5,969	31,019	35,484	3,126
Net increase (decrease) to rental income	1,903	1,234	2,723	14,561	515
Above-market ground lease obligations	0	(286)	(919)	(746)	482
Below-market ground lease obligations	0	463	669	854	0
Net increase (decrease) to ground rent expense	0	177	(250)	108	482
Amortization expense	17,586	17,295	62,355	129,994	34,555
Above-market lease values
Finite-Lived Intangible Assets [Line Items]
Above-market lease values	(2,733)	(4,493)	(27,299)	(20,787)	(2,611)
Lease incentives
Finite-Lived Intangible Assets [Line Items]
Above-market lease values	(252)	(242)	(997)	(136)	0
In-place lease values
Finite-Lived Intangible Assets [Line Items]
Amortization expense	7,102	8,291	28,047	59,142	16,971
Deferred leasing costs
Finite-Lived Intangible Assets [Line Items]
Amortization expense	1,569	847	3,419	5,801	2,795
Trade name
Finite-Lived Intangible Assets [Line Items]
Amortization expense	0	804	1,606	3,682	0
Investment management contracts
Finite-Lived Intangible Assets [Line Items]
Amortization expense	7,827	5,686	22,386	38,640	11,446
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Amortization expense	836	1,152	4,606	12,514	3,343
Other
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 252	$ 515	$ 2,291	$ 10,215	$ 0